Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - $ / shares	3 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Oct. 31, 2023
Disclosure of classes of share capital [line items]
Common stock conversion price	$ 5
Common Shares [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares	7,035,433		6,312,576
Number of share options exercisable in share-based payment arrangement	3,243,150		2,759,935
Number of shares	725,363,211		720,909,161
Common Shares [member] | Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares	390,996	294,326
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	68,445		73,511
Shareholder Dividend Reinvestment and Share Purchase Plan [member] | Common Shares [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares	4,057,988	2,676,317